Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0001997464
Registrant Name	Marex Group Ltd
Registration File Number	333-286884
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES